INCOME TAXES (Details Narrative) - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Accumulated Non-Capital Losses	$ 10,408,000	$ 8,310,000
Net Operating Losses	$ 16,846,000	$ 15,123,000